Offerings	Nov. 12, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock; par value $0.0001
Amount Registered | shares	25,783,879
Proposed Maximum Offering Price per Unit | $ / shares	12.43
Maximum Aggregate Offering Price	$ 320,493,616
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,260.17
Offering Note	Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(f) under the Securities Act.Based on third-party valuation.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock; par value $0.0001
Amount Registered | shares	8,290,298
Proposed Maximum Offering Price per Unit | $ / shares	12.36
Maximum Aggregate Offering Price	$ 102,468,083
Amount of Registration Fee	$ 14,150.85
Offering Note	Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(f) under the Securities Act.Based on third-party valuation.